owners' equity (Tables)	6 Months Ended
Jun. 30, 2021
owners' equity
Schedule of authorized share capital

	June 30,		December 31,
As at	2021		2020
First Preferred Shares	1	billion	1	billion
Second Preferred Shares	1	billion	1	billion
Common Shares	4	billion	4	billion

Schedule of changes in ownership interest

	Effect of initial public offering and secondary
	offering on owners’ equity recorded amounts
	Net cash	Income
Six-month period ended June 30, 2021 (millions)	proceeds	taxes	Net	Other	Total
Initial public offering of subordinate voting shares by TELUS International (Cda) Inc	$630	$(10)	$640
TELUS International (Cda) Inc. subordinate voting shares secondarily offered by TELUS Corporation	197	4	193
	$827	$(6)	$833
Contributed surplus			$440	$(8)	$432
Non-controlling interests			393	(1)	392
			$833	$(9)	$824

Schedule of summarized financial information of Subsidiary with significant non-controlling interest

	Three months		Six months
As at, or for the periods ended (millions) [1]	June 30, 2021	June 30, 2020	June 30, 2021	June 30, 2020	December 31, 2020
Statement of financial position
Current assets			$786		$746
Non-current assets			$3,836		$4,055
Current liabilities			$777		$689
Non-current liabilities			$1,837		$2,696
Statement of income and other comprehensive income
Revenue and other income	$658	$611	$1,297	$1,077
Net income	$19	$71	$24	$78
Comprehensive income (loss)	$(25)	$45	$(59)	$85

1	As required by IFRS-IASB, this summarized financial information excludes inter-company eliminations.